Note 13 - Other Liabilities	12 Months Ended
Oct. 31, 2024
Statement Line Items [Line Items]
Disclosure of other liabilities [text block]
13.	Other liabilities:

(thousands of Canadian dollars)
	2024	2023

Accounts payable and other	$10,752	$9,681
Current income tax liability	893	7,466
Deferred income tax liability (note 16)	141	731
Lease obligations	3,035	3,771
Cash collateral and amounts held in escrow (note 6)	6,076	8,818
Cash reserves on loan and lease receivables (note 6)	171,208	153,769

	$192,105	$184,236

Lease obligations reflect the Bank’s liabilities for right-of-use assets which capture the Bank’s multiple leased premises. The portion of the Bank’s leasing obligations that were not captured as part of the right-of-use assets continue to be expensed in premises and equipment. The Bank had total cash outflows for these leases of $1.2 million in 2024.

The current leasing arrangements associated with these lease obligations expire between October 2025 and December 2045 with options to renew the leases after the initial lease period. Lease payments are adjusted every three to five years to reflect market rates.

The future lease payments for these non-cancellable lease contracts are $725,000 within one year, $2.9 million within five years and $156,000 thereafter.